As filed with the Securities and Exchange Commission on April 24 , 2026
File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 150	X
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 153	X
 (Check appropriate box or boxes)
Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street,  Rocky Mount, NC  27804
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)
Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)
With Copies to:
Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804
As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective: (check appropriate box)
[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 4 , 2026 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 4 , 2026 as the new effective date of Post-Effective Amendment No. 140 to the Registration Statement filed on December 23, 2025 for the Genter Capital Dividend Income ETF.  The effectiveness of the Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:
PEA No.	Date Filed	Automatic Effective Date
142	February 20, 2026	March 9, 2026
144	March 6, 2026	March 16, 2026
145	March 13, 2026	March 23, 2026
146	March 20, 2026	March 30, 2026
147	March 30, 2026	April 13, 2026
148	April 10, 2026	April 20, 2026
149	April 17, 2026	April 27, 2026

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 140 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 24 th  day of April 2026.
SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	April 24 , 2026
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	April 24 , 2026
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	April 24 , 2026
Katherine M. Honey

/s/Peter McCabe* Peter McCabe	Treasurer, Principal Financial Officer, and Principal Accounting Officer	April 24 , 2026

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated May 22, 2023 as filed on August 17, 2023.